Segment Information - Schedule of Operating Segment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Segment [Line Items]
Revenue		$ 571,044	$ 704,161	$ 759,169
Operating expenses, net of share-based compensation and non-recurring items	[1]	(187,307)	(170,459)	(191,250)
Adjusted EBITDA	[1]	383,737	533,702	567,919
Share-based compensation		(17,557)	(33,015)	(67,428)
Non-recurring items	[2]	(2,903)	(1,078)	(311)
Depreciation		(127,274)	(182,669)	(188,755)
Amortization		(11,337)	(13,093)	(14,979)
Other operating gains (losses), net		(264,931)	264,999	7
Operating income		(40,265)	568,846	296,453
Interest expense		(243,757)	(270,350)	(221,756)
Interest and other income		23,314	66,532	23,476
Gain on repurchase of debt		202,493	230,080	106,916
Gain (loss) on changes in fair value of financial instruments		(12,761)		4,314
Gain (loss) on foreign exchange		(244,527)	77,758	(239,591)
Income (loss) before income taxes		(315,503)	672,866	(30,188)
Tax (expense) recovery		13,037	(89,596)	(51,409)
Net income (loss)		(302,466)	583,270	(81,597)
Capital expenditures		1,205,017	132,702	56,483
Geo [Member]
Schedule of Operating Segment [Line Items]
Revenue		554,286	693,219	726,285
Operating expenses, net of share-based compensation and non-recurring items	[1]	(110,851)	(114,075)	(121,034)
Adjusted EBITDA	[1]	443,435	579,144	605,251
Capital expenditures		4,136	16,688	1,696
Leo [Member]
Schedule of Operating Segment [Line Items]
Revenue		16,758	10,942	32,884
Operating expenses, net of share-based compensation and non-recurring items	[1]	(74,361)	(53,921)	(67,015)
Adjusted EBITDA	[1]	(57,603)	(42,979)	(34,131)
Capital expenditures		1,200,881	116,014	54,787
Other [Member]
Schedule of Operating Segment [Line Items]
Revenue	[3]
Operating expenses, net of share-based compensation and non-recurring items	[1],[3]	(2,095)	(2,463)	(3,201)
Adjusted EBITDA	[1],[3]	(2,095)	(2,463)	(3,201)
Capital expenditures	[3]

[1]	The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.
[2]	Non-recurring payments includes severance payments and special compensation and benefits for executives and employees.
[3]	Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.